Repurchase of Shares (Details) (USD $)				1 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Former senior members of management and investment entity [Member]	Dec. 31, 2011 ADS [Member]	Dec. 31, 2012 ADS [Member] Maximum [Member]	Dec. 31, 2012 ADS [Member] Minimum [Member]	Dec. 31, 2012 ADS [Member] Unrelated third parties [Member]	Jul. 31, 2012 ADS [Member] Former senior members of management and investment entity [Member]	Jul. 13, 2012 ADS [Member] Former senior members of management and investment entity [Member]	Jul. 12, 2012 ADS [Member] Former senior members of management and investment entity [Member]	Jul. 31, 2012 Ordinary Shares [Member] Former senior members of management and investment entity [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized amount to repurchase					$ 3,200,000
Stock repurchased and immediately retired								99,585	79,717			269,409,276
Aggregate consideration of repurchased shares				$ 8,071,786				$ 97,695
Repurchase price per share								$ 0.98	$ 2.91			$ 0.0291
Share Price	$ 0.0106	$ 0.0120	$ 0.0495			$ 3.30	$ 0.90
Repurchase agreement, approved date											Jul. 12, 2012
Repurchase agreement, consummated date										Jul. 13, 2012